Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	NEIMAN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001215880
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nbafx
Document Creation Date	dei_DocumentCreationDate	Jan. 20, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 20, 2017
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Neiman Balanced Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Neiman Balanced Allocation Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 11 of the Fund's prospectus and “Shares of the Fund” on page 18 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.03% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.03%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 50% of its assets (at the time of purchase) in shares of equity exchange-traded funds ("ETFs") and mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and at least 25% of its assets (at the time of purchase) in shares of fixed income ETFs and mutual funds (open-end investment companies) registered under the Investment Company Act of 1940. The ETFs and mutual funds in which the Fund may invest are referred to as “underlying funds” throughout this Prospectus. The underlying funds will be drawn from a variety of investment categories, including growth and value funds, foreign and domestic funds; corporate, government and high yield bond funds; and large, mid and small cap funds. The Fund’s investment adviser will allocate assets among equity and fixed income underlying funds in an attempt to achieve overall diversification, minimize risk, and maximize total return. From time to time, the investment adviser may invest a significant portion of the Fund’s assets in underlying funds in a particular industry sector. Underlying funds will be sold when they have realized their anticipated value or when new investment opportunities with a higher expected return are acquired. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. You will receive written notice of any material change in the Fund’s objective.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may invest in underlying funds that have any or all of these characteristics and related risks:

Risks in General

The same factors that affect stock market performance generally affect the underlying funds owned by the Fund. Domestic economic growth and market conditions, interest rate levels, and political events are among these factors.

ETF, Mutual Fund and Affiliated Fund Risk

The Fund invests a substantial portion of its assets in ETFs and other mutual funds. To the extent that the Fund invests in mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. An ETF may trade at a discount to its net asset value. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. The Fund may invest in other mutual funds advised by the Fund's adviser (“affiliated mutual funds”). Because the Fund's adviser or an affiliate provides services and receives fees from affiliated mutual funds, the Fund's investment in an affiliated mutual fund benefits the adviser and/or its affiliate. In addition, if the Fund holds a significant percentage of the shares of one or more affiliated mutual funds, a conflict of interest may arise.

Risks of Investing in Underlying Funds that Own Common Stocks

The Fund invests in shares of equity underlying funds that own common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investing in Underlying Funds that Own Fixed Income Securities

The Fund may invest in underlying funds that own bonds and other debt securities. These securities are subject to the risk that their issuer may not be able to repay the principal and interest when due. In addition, the value of bond and other debt securities held by an underlying fund can change in response to changes in prevailing interest rates, causing volatility and possible loss of value as rates increase. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by an underlying fund. As a result, for the present, interest rate risk may be heightened.

Risks of Small and Medium Sized Companies

To the extent the Fund invests in underlying funds that own stocks of small and medium capitalization companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may have limited product lines and markets, and may experience higher failure rates than do larger companies.

Foreign Risk

To the extent the Fund invests in underlying funds that own foreign securities, including American Depositary Receipts (“ADRs”), the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk

To the extent the Fund invests in underlying funds that own securities in emerging markets, the Fund will be subject to emerging market risks. The risks of foreign securities are typically increased in emerging markets. These risks include, among other things, political and economic instability, less developed securities markets and currency devaluations.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the adviser invests a significant portion of the Fund's assets in underlying funds in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Risk of Underlying Fund Non-Diversification

The Fund may invest in underlying funds that are non-diversified. A non-diversified fund has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Investing in non-diversified funds may result in greater volatility.

High Yield Securities Risk

The Fund may invest in underlying funds that purchase high yield securities. High yield securities are considered speculative and are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions.

Management Risk

The adviser's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception. Returns in the bar chart do not reflect sales charges and would be lower if they did. Returns would be lower for the Class C shares. The performance table compares the performance of the Fund's Class A shares and Class C shares over time to the performance of a broad-based market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-385-2720.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-385-2720
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Annual Return 2011	rr_AnnualReturn2011	(3.65%)
Annual Return 2012	rr_AnnualReturn2012	11.20%
Annual Return 2013	rr_AnnualReturn2013	14.96%
Annual Return 2014	rr_AnnualReturn2014	3.55%
Annual Return 2015	rr_AnnualReturn2015	(2.40%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period from January 1, 2016 through June 30, 2016, the total return for the Fund was 1.83%. Best Quarter (March 31, 2012) + 7.63% Worst Quarter (September 30, 2011) -10.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.50%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The average annual total returns for the Fund's Class A shares are reduced to reflect the maximum applicable sales charge. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class C shares will vary from the after-tax returns presented for Class A shares.

Neiman Balanced Allocation Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as percentage of lower of purchase price and current NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.33%
One Year	rr_ExpenseExampleYear01	$ 798
Three Years	rr_ExpenseExampleYear03	1,371
Five Years	rr_ExpenseExampleYear05	1,968
Ten Years	rr_ExpenseExampleYear10	$ 3,575
1 Year	rr_AverageAnnualReturnYear01	(8.01%)
5 Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2010
Neiman Balanced Allocation Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of lower of purchase price and current NAV)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.65%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	3.08%
One Year	rr_ExpenseExampleYear01	$ 311
Three Years	rr_ExpenseExampleYear03	1,065
Five Years	rr_ExpenseExampleYear05	1,840
Ten Years	rr_ExpenseExampleYear10	$ 3,869
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
5 Years	rr_AverageAnnualReturnYear05	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2010
Neiman Balanced Allocation Fund | After Taxes on Distributions | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.53%)
5 Years	rr_AverageAnnualReturnYear05	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2010
Neiman Balanced Allocation Fund | After Taxes on Distributions and Sales | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2010
Neiman Balanced Allocation Fund | S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	14.49%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2010

[1]	Investments of $1,000,000 or more in Class A shares that qualify for a full waiver of the sales charge imposed on purchases may be subject to a maximum deferred sales charge of 1.00% of the amount invested if these shares are redeemed within 18 months of purchase.
[2]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	The adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for Class A Shares and at 2.20% of its average daily net assets for Class C Shares through July 31, 2017. The addition of certain non-waivable and excluded expenses may cause the Fund's total annual fund operating expenses after waivers and reimbursements to exceed the maximum total annual fund operating expenses agreed to by the adviser. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the adviser. The adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.
[4]	The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).